Schedule of finance costs (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Finance Costs
Interest on lease liabilities	£ 122,304	£ 131,966
Other interest	13,503
Interest on convertible loan (Note 10)	5,854,785	230,992
Finance costs	£ 5,990,592	£ 362,958